Accounting for Warrant Liability (Details) - Schedule of warrant liabilities are measured at fair value on a recurring basis - USD ($)	3 Months Ended	8 Months Ended	11 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Warrant Liabilities:
Public Warrants	$ 14,317,000	$ 5,705,000	$ 12,851,000
Private Placement Warrants (in Shares)	9,848,000	3,763,000	8,668,000
Warrant liability	$ 24,165,000		$ 21,519,000
Quoted Prices in Active Markets (Level 1) [Member]
Warrant Liabilities:
Public Warrants	$ 14,317,000
Private Placement Warrants (in Shares)
Warrant liability	$ 14,317,000
Significant Other Observable Inputs (Level 2) [Member]
Warrant Liabilities:
Public Warrants
Private Placement Warrants (in Shares)
Significant Other Unobservable Inputs (Level 3) [Member]
Warrant Liabilities:
Public Warrants		$ 5,705,000	$ 12,851,000
Private Placement Warrants (in Shares)	9,848,000	3,763,000	8,668,000
Warrant liability	$ 24,165,000		$ 21,519,000